Shareholder Report, Holdings (Details)	Jun. 30, 2025
Empower Emerging Markets Equity Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.94%
Empower Emerging Markets Equity Fund - Institutional Class | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.34%
Empower Emerging Markets Equity Fund - Institutional Class | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.93%
Empower Emerging Markets Equity Fund - Institutional Class | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.79%
Empower Emerging Markets Equity Fund - Institutional Class | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.94%
Empower Emerging Markets Equity Fund - Institutional Class | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%
Empower Emerging Markets Equity Fund - Institutional Class | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower Emerging Markets Equity Fund - Institutional Class | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.43%
Empower Emerging Markets Equity Fund - Institutional Class | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.19%
Empower Emerging Markets Equity Fund - Institutional Class | NetEase Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
Empower Emerging Markets Equity Fund - Institutional Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower Emerging Markets Equity Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.50%
Empower Emerging Markets Equity Fund - Institutional Class | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.82%
Empower Emerging Markets Equity Fund - Institutional Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.79%
Empower Emerging Markets Equity Fund - Institutional Class | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.73%
Empower Emerging Markets Equity Fund - Institutional Class | GREECE
Holdings [Line Items]
Percent of Total Investments	1.61%
Empower Emerging Markets Equity Fund - Institutional Class | POLAND
Holdings [Line Items]
Percent of Total Investments	1.58%
Empower Emerging Markets Equity Fund - Institutional Class | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.55%
Empower Emerging Markets Equity Fund - Institutional Class | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower Emerging Markets Equity Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Total Investments	28.57%
Empower Emerging Markets Equity Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Total Investments	17.29%
Empower Emerging Markets Equity Fund - Institutional Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.00%
Empower Emerging Markets Equity Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Emerging Markets Equity Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.19%
Empower Emerging Markets Equity Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.31%
Empower Emerging Markets Equity Fund - Institutional Class | Countries Less Then 1% [Member]
Holdings [Line Items]
Percent of Total Investments	5.02%
Empower Emerging Markets Equity Fund - Investor Class | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.94%
Empower Emerging Markets Equity Fund - Investor Class | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.34%
Empower Emerging Markets Equity Fund - Investor Class | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.93%
Empower Emerging Markets Equity Fund - Investor Class | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.79%
Empower Emerging Markets Equity Fund - Investor Class | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.94%
Empower Emerging Markets Equity Fund - Investor Class | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%
Empower Emerging Markets Equity Fund - Investor Class | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.45%
Empower Emerging Markets Equity Fund - Investor Class | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.43%
Empower Emerging Markets Equity Fund - Investor Class | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.19%
Empower Emerging Markets Equity Fund - Investor Class | NetEase Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
Empower Emerging Markets Equity Fund - Investor Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower Emerging Markets Equity Fund - Investor Class | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.50%
Empower Emerging Markets Equity Fund - Investor Class | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.82%
Empower Emerging Markets Equity Fund - Investor Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.79%
Empower Emerging Markets Equity Fund - Investor Class | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.73%
Empower Emerging Markets Equity Fund - Investor Class | GREECE
Holdings [Line Items]
Percent of Total Investments	1.61%
Empower Emerging Markets Equity Fund - Investor Class | POLAND
Holdings [Line Items]
Percent of Total Investments	1.58%
Empower Emerging Markets Equity Fund - Investor Class | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.55%
Empower Emerging Markets Equity Fund - Investor Class | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower Emerging Markets Equity Fund - Investor Class | CHINA
Holdings [Line Items]
Percent of Total Investments	28.57%
Empower Emerging Markets Equity Fund - Investor Class | INDIA
Holdings [Line Items]
Percent of Total Investments	17.29%
Empower Emerging Markets Equity Fund - Investor Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.00%
Empower Emerging Markets Equity Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Emerging Markets Equity Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.19%
Empower Emerging Markets Equity Fund - Investor Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.31%
Empower Emerging Markets Equity Fund - Investor Class | Countries Less Then 1% [Member]
Holdings [Line Items]
Percent of Total Investments	5.02%
Empower International Growth Fund - Institutional Class | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%
Empower International Growth Fund - Institutional Class | Safran SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
Empower International Growth Fund - Institutional Class | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.13%
Empower International Growth Fund - Institutional Class | Hong Kong Exchanges & Clearing Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.07%
Empower International Growth Fund - Institutional Class | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower International Growth Fund - Institutional Class | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.75%
Empower International Growth Fund - Institutional Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.06%
Empower International Growth Fund - Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.68%
Empower International Growth Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Empower International Growth Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.69%
Empower International Growth Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Total Investments	1.99%
Empower International Growth Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
Empower International Growth Fund - Institutional Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower International Growth Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.61%
Empower International Growth Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.92%
Empower International Growth Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.44%
Empower International Growth Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.91%
Empower International Growth Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.64%
Empower International Growth Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.90%
Empower International Growth Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.24%
Empower International Growth Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.33%
Empower International Growth Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.47%
Empower International Growth Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.56%
Empower International Growth Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Total Investments	2.32%
Empower International Growth Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.62%
Empower International Growth Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.39%
Empower International Growth Fund - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.27%
Empower International Growth Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.91%
Empower International Growth Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.23%
Empower International Growth Fund - Institutional Class | Countries Less Then 1% [Member]
Holdings [Line Items]
Percent of Total Investments	2.66%
Empower International Growth Fund - Investor Class | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%
Empower International Growth Fund - Investor Class | Safran SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
Empower International Growth Fund - Investor Class | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.13%
Empower International Growth Fund - Investor Class | Hong Kong Exchanges & Clearing Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.07%
Empower International Growth Fund - Investor Class | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower International Growth Fund - Investor Class | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.75%
Empower International Growth Fund - Investor Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.06%
Empower International Growth Fund - Investor Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.68%
Empower International Growth Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Empower International Growth Fund - Investor Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.69%
Empower International Growth Fund - Investor Class | CHINA
Holdings [Line Items]
Percent of Total Investments	1.99%
Empower International Growth Fund - Investor Class | INDIA
Holdings [Line Items]
Percent of Total Investments	1.50%
Empower International Growth Fund - Investor Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower International Growth Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.61%
Empower International Growth Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.92%
Empower International Growth Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.44%
Empower International Growth Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.91%
Empower International Growth Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.64%
Empower International Growth Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.90%
Empower International Growth Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.24%
Empower International Growth Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.33%
Empower International Growth Fund - Investor Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.47%
Empower International Growth Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.56%
Empower International Growth Fund - Investor Class | CANADA
Holdings [Line Items]
Percent of Total Investments	2.32%
Empower International Growth Fund - Investor Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.62%
Empower International Growth Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.39%
Empower International Growth Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.27%
Empower International Growth Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.91%
Empower International Growth Fund - Investor Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.23%
Empower International Growth Fund - Investor Class | Countries Less Then 1% [Member]
Holdings [Line Items]
Percent of Total Investments	2.66%
Empower International Index Fund-Institutional Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%
Empower International Index Fund-Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower International Index Fund-Institutional Class | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower International Index Fund-Institutional Class | Novo Nordisk A/S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower International Index Fund-Institutional Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower International Index Fund-Institutional Class | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower International Index Fund-Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower International Index Fund-Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.59%
Empower International Index Fund-Institutional Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower International Index Fund-Institutional Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.19%
Empower International Index Fund-Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.66%
Empower International Index Fund-Institutional Class | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.03%
Empower International Index Fund-Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.09%
Empower International Index Fund-Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.57%
Empower International Index Fund-Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.51%
Empower International Index Fund-Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.64%
Empower International Index Fund-Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.07%
Empower International Index Fund-Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.06%
Empower International Index Fund-Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.78%
Empower International Index Fund-Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.09%
Empower International Index Fund-Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.56%
Empower International Index Fund-Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.55%
Empower International Index Fund-Institutional Class | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%
Empower International Index Fund-Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.22%
Empower International Index Fund-Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.09%
Empower International Index Fund-Institutional Class | Countries Less Then 1% [Member]
Holdings [Line Items]
Percent of Total Investments	4.18%
Empower International Index Fund-Investor Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.65%
Empower International Index Fund-Investor Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower International Index Fund-Investor Class | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower International Index Fund-Investor Class | Novo Nordisk A/S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower International Index Fund-Investor Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower International Index Fund-Investor Class | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower International Index Fund-Investor Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower International Index Fund-Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.59%
Empower International Index Fund-Investor Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower International Index Fund-Investor Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.19%
Empower International Index Fund-Investor Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.66%
Empower International Index Fund-Investor Class | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.03%
Empower International Index Fund-Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.09%
Empower International Index Fund-Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.57%
Empower International Index Fund-Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.51%
Empower International Index Fund-Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.64%
Empower International Index Fund-Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.07%
Empower International Index Fund-Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.06%
Empower International Index Fund-Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.78%
Empower International Index Fund-Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.09%
Empower International Index Fund-Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.56%
Empower International Index Fund-Investor Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.55%
Empower International Index Fund-Investor Class | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%
Empower International Index Fund-Investor Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.22%
Empower International Index Fund-Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.09%
Empower International Index Fund-Investor Class | Countries Less Then 1% [Member]
Holdings [Line Items]
Percent of Total Investments	4.18%
Empower International Value Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Empower International Value Fund - Institutional Class | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower International Value Fund - Institutional Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.84%
Empower International Value Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower International Value Fund - Institutional Class | Franco-Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.61%
Empower International Value Fund - Institutional Class | Legrand SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%
Empower International Value Fund - Institutional Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Empower International Value Fund - Institutional Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.35%
Empower International Value Fund - Institutional Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower International Value Fund - Institutional Class | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower International Value Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.66%
Empower International Value Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.04%
Empower International Value Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.22%
Empower International Value Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.62%
Empower International Value Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.15%
Empower International Value Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.75%
Empower International Value Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.74%
Empower International Value Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower International Value Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.80%
Empower International Value Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.24%
Empower International Value Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Total Investments	3.03%
Empower International Value Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.92%
Empower International Value Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower International Value Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Total Investments	1.55%
Empower International Value Fund - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.24%
Empower International Value Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.19%
Empower International Value Fund - Institutional Class | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower International Value Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower International Value Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower International Value Fund - Institutional Class | Countries Less Then 1% [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%
Empower International Value Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Empower International Value Fund - Investor Class | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower International Value Fund - Investor Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.84%
Empower International Value Fund - Investor Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower International Value Fund - Investor Class | Franco-Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.61%
Empower International Value Fund - Investor Class | Legrand SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%
Empower International Value Fund - Investor Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Empower International Value Fund - Investor Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.35%
Empower International Value Fund - Investor Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower International Value Fund - Investor Class | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower International Value Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.66%
Empower International Value Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.04%
Empower International Value Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.22%
Empower International Value Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.62%
Empower International Value Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.15%
Empower International Value Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.75%
Empower International Value Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.74%
Empower International Value Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower International Value Fund - Investor Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.80%
Empower International Value Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.24%
Empower International Value Fund - Investor Class | CANADA
Holdings [Line Items]
Percent of Total Investments	3.03%
Empower International Value Fund - Investor Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.92%
Empower International Value Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.63%
Empower International Value Fund - Investor Class | ITALY
Holdings [Line Items]
Percent of Total Investments	1.55%
Empower International Value Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.24%
Empower International Value Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.19%
Empower International Value Fund - Investor Class | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower International Value Fund - Investor Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower International Value Fund - Investor Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower International Value Fund - Investor Class | Countries Less Then 1% [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%